Income tax and social contribuition (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of The Income Tax And Social Contribution Expense [Abstract]
Profit before income taxes	R$ 2,017,107	R$ 1,759,316	R$ 1,488,027
Statutory rate	34.00%	34.00%	34.00%
Expected income tax and social contribution	R$ (685,816)	R$ (598,167)	R$ (505,929)
Permanent Additions (Exclusions) [Abstract]
Gifts	(1,826)	(3,806)	704
R&D and technological innovation benefit	193,405	255,354	187,207
Taxation of income abroad	123,594	114,229	(800)
Unrecorded deferred taxes	(9,449)	(17,570)	(1,100)
Other additions (exclusions)	16,669	(4,588)	(1,825)
Income tax and social contribution expense	R$ (363,423)	R$ (254,548)	R$ (321,743)
Average effective tax rate	18.00%	14.00%	22.00%
Current income tax and social contribution	R$ (101,846)	R$ (60,718)	R$ (119,801)
Income Tax And Social Contribution Deferred	R$ (261,577)	R$ (193,830)	R$ (201,942)
Income tax and social contribution rate	34.00%